Accounts Receivable, Net - Schedule of accounts receivable (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net:
Accounts receivable			¥ 81,361	¥ 202,953
Allowance for doubtful accounts:
Balance at the beginning of year		¥ (799)	(724)
Additional provision charged to expenses	$ (272)	(1,897)	(75)
Write-off		418
Balance at the end of year		¥ (2,278)	(799)
Total	$ 28,825		¥ 80,562	¥ 200,675